Stock-Based Compensation - Summary of Option and RSU Activity (Details) - $ / shares			1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 23, 2016	Jan. 01, 2016	Jun. 30, 2014	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Available for Grant
Options granted (in shares)	(334,027)
Number of Shares
Options granted (in shares)				0
Options cancelled and expired (in shares)	(456,995)
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)	$ 7.20
Equity Incentive Plan2010 [Member]
Shares Available for Grant
Balance at the beginning of the year (in shares)				392,000	183,000
Additional shares authorized		50,000				50,000
Balance at the end of the year (in shares)				81,000	392,000	183,000	81,000
Number of Shares
Balance at the beginning of the period (in shares)				336,000	508,000
Balance at the end of the period (in shares)				248,000	336,000	508,000	248,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)				$ 16.47	$ 16.04	$ 14.06	$ 16.47
Inducement Stock Options
Shares Available for Grant
Options expired (in shares)										(7,000)	(129,000)
Number of Shares
Balance at the beginning of the period (in shares)		164,000						164,000	164,000	223,000	318,000
Options granted (in shares)											41,000
Options cancelled (in shares)									(164,000)
Options exercised (in shares)										(52,000)	(7,000)
Options expired (in shares)										(7,000)	(129,000)
Balance at the end of the period (in shares)										164,000	223,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)										$ 43.74	$ 36.78	$ 44.23
Options granted (in dollars per share)											36.80
Options exercised (in dollars per share)										15.48	25.87
Options expired (in dollars per share)										$ 31.79	$ 55.75
Options cancelled (in dollars per share)									$ 43.74
Options
Number of Shares
Options exercised (in shares)							0	0
Options | Mosy Plans [Member]
Shares Available for Grant
Balance at the beginning of the year (in shares)		106,000				114,000	114,000	106,000	106,000	176,000	42,000
Restricted stock units granted (in shares)									(144,000)		(50,000)
Restricted stock units cancelled (in shares)									7,000	2,000
Options granted (in shares)									(384,000)	(154,000)	(17,000)
Options cancelled (in shares)									479,000	70,000	49,000
Options expired (in shares)										(38,000)	(48,000)
Balance at the end of the year (in shares)									114,000	106,000	176,000
Number of Shares
Balance at the beginning of the period (in shares)		675,000				522,000	522,000	675,000	675,000	599,000	672,000
Options granted (in shares)									384,000	154,000	17,000
Options cancelled (in shares)									(479,000)	(70,000)	(49,000)
Options cancelled and expired (in shares)									(58,000)
Options exercised (in shares)										(8,000)	(41,000)
Options expired (in shares)										(38,000)	(48,000)
Balance at the end of the period (in shares)									522,000	675,000	599,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)									$ 13.88	$ 35.14	$ 38.73	$ 38.64
Options granted (in dollars per share)									(6.96)	20.22	35.34
Options exercised (in dollars per share)										16.37	30.64
Options expired (in dollars per share)									44.80	32.00	43.20
Options cancelled (in dollars per share)									$ 35.64	$ 35.23	$ 43.08
Options | Equity Incentive Plan2010 [Member]
Shares Available for Grant
Balance at the beginning of the year (in shares)						114,000	114,000
Additional shares authorized			150,000						50,000	50,000	200,000
Options granted (in shares)						(1,000)
Options cancelled (in shares)				88,000	172,000	15,000
Balance at the end of the year (in shares)									114,000
Number of Shares
Balance at the beginning of the period (in shares)						522,000	522,000
Options granted (in shares)						1,000
Options cancelled (in shares)				(88,000)	(172,000)	(15,000)
Balance at the end of the period (in shares)									522,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)									$ 13.88
Options granted (in dollars per share)						$ 2.36
Options cancelled (in dollars per share)				$ 14.83	$ 10.20	$ 6.94